Convertible Notes (Details)										1 Months Ended	12 Months Ended
	Aug. 15, 2023 USD ($) shares	Aug. 15, 2023 USD ($) integer shares	Aug. 15, 2023 USD ($) shares	Jul. 31, 2023 USD ($) shares	Jul. 31, 2023 USD ($) shares	Jun. 16, 2023 USD ($) $ / shares	May 23, 2023 USD ($) $ / shares	Mar. 17, 2023 USD ($) $ / shares	Aug. 03, 2022 USD ($) $ / shares	Jul. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)
Convertible Notes (Details) [Line Items]
Principle amount of promissory note											$ 2,070,000		$ 2,343,804
Interest amount of one time		$ 15,387.71									$ 5,489,500	$ 4,270
Amount of monthly payments		14,861.64	$ 14,861.64		$ 21,955.45
Total payback to holder		$ 133,754.71								$ 197,599
Percentage of conversion price		65
Trading days prior to the conversion date | integer		10
R B Capital Partners [Member]
Convertible Notes (Details) [Line Items]
Convertible promissory note term									2 years
Principle amount of promissory note									$ 1,100,000
Percentage of interest rate									7.00%
Description of conversion terms									The Company has the right to prepay the Note at any time. All principal on the Note is convertible into shares of our common stock after six months from issuance at the election of the holder at a conversion price equal to $1.00 per share.
Conversion price per share (in Dollars per share) | $ / shares									$ 1
R B Capital Partners Note Two [Member]
Convertible Notes (Details) [Line Items]
Convertible promissory note term								2 years
Principle amount of promissory note								$ 200,000
Percentage of interest rate								7.00%
Description of conversion terms								The Company has the right to prepay the Note at any time. All principal on the Note is convertible into shares of our common stock after six months from issuance at the election of the holder at a conversion price equal to $1.00 per share.
Conversion price per share (in Dollars per share) | $ / shares								$ 1
Jefferson Street Capital Note [Member]
Convertible Notes (Details) [Line Items]
Convertible promissory note term							1 year
Principle amount of promissory note							$ 220,000
Percentage of interest rate							7.00%
Description of conversion terms							The Company has the right to prepay the Note at any time. All principal on the Jefferson Note is convertible into shares of our common stock after six months from issuance at the election of the holder at a conversion price equal to $0.35 per share.
Conversion price per share (in Dollars per share) | $ / shares							$ 0.35
Sky Holdings Note [Member]
Convertible Notes (Details) [Line Items]
Convertible promissory note term						6 months
Principle amount of promissory note						$ 550,000
Percentage of interest rate						7.00%
Description of conversion terms						The Company has the right to prepay the Note at any time. All principal on the Note is convertible into shares of our common stock after six months from issuance at the election of the holder at a conversion price equal to $0.35 per share.
Conversion price per share (in Dollars per share) | $ / shares						$ 0.35
Diagonal Lending Note [Member]
Convertible Notes (Details) [Line Items]
Principle amount of promissory note				$ 174,867	$ 174,867					$ 174,867
Shares issued (in Shares) | shares				1,800	1,800					1,800
Interest amount of one time				$ 22,732
Amount of monthly payments				$ 21,955.45
Maturity date of promissory note				Feb. 28, 2024
Total payback to holder				$ 197,599
Percentage of conversion price				65
Trading days prior to the conversion date				10
Diagonal Lending Note Two [Member]
Convertible Notes (Details) [Line Items]
Principle amount of promissory note	$ 118,367	$ 118,367	$ 118,367
Shares issued (in Shares) | shares	1,800	1,800	1,800
Interest amount of one time	$ 15,387.71
Amount of monthly payments	$ 14,861.64
Maturity date of promissory note	May 30, 2024
Total payback to holder	$ 133,754.71
Percentage of conversion price	65
Trading days prior to the conversion date	10